Financing transaction of Chengxin - Accounting for the financing transaction of Chengxin (Details) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Mar. 30, 2021 CNY (¥)
Short-term Investments
Impairment losses from equity investments accounted for using equity method	¥ 264,292	¥ 79,875	¥ 293,274
Investments in Chengxin
Short-term Investments
Gain recorded upon the completion of deconsolidation	9,058,144
Fair value of retained investment in the form of ordinary shares				¥ 2,628,520
Carrying amount of net liabilities of investee				¥ 6,429,624
Number of board members of the investee for which the company has right to nominate				3
Number of board members of the investee				6
The fair value of the Investments	686,124			¥ 16,428,250
Impairment losses from equity investments accounted for using equity method	¥ 21,259,814